Other Current Liabilities - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Other current liabilities [abstract]
Decrease in other current liabilities	$ 3.0	$ 3.0